FolioBeyond Rising Rates ETF

SCHEDULE OF INVESTMENTS at April 30, 2023 (Unaudited)

	Principal Amount	Value
MORTGAGE BACKED SECURITIES (1) - 105.8%
Federal Home Loan Mortgage Corporation REMICS - 37.0%
2.500%, 5/25/51	$7,859,302	$1,168,531
3.000%, 11/25/50	13,111,354	2,134,663
3.000%, 3/25/50	1,370,433	231,121
3.000%, 3/25/51	4,260,285	702,986
3.000%, 6/25/51	2,663,302	398,123
3.000%, 9/25/51	1,963,026	314,039
3.500%, 2/25/51	4,885,468	893,980
3.500%, 4/25/36	6,044,033	649,586
3.500%, 8/25/48	3,874,665	492,721
4.000%, 1/25/49	5,906,125	1,162,698
4.000%, 11/25/51	4,544,110	923,287
4.000%, 4/25/50	4,907,670	1,003,975
4.000%, 5/25/40	4,748,128	739,258
4.000%, 5/25/51	11,202,696	2,448,301
4.000%, 6/25/49	1,169,693	217,915
4.000%, 8/25/50	2,332,742	465,226
4.500%, 10/25/49	4,956,197	1,058,954
4.500%, 10/25/50	4,107,163	829,001
4.500%, 12/25/50	5,642,111	1,318,926
4.500%, 2/25/49	4,334,878	848,572
4.500%, 4/25/51	9,456,965	2,033,195
5.000%, 7/25/47	3,569,233	423,156
5.500%, 10/25/50	4,381,312	990,451
		21,448,665
Federal Home Loan Mortgage Corporation Strips - 0.9%
4.500%, 9/15/48	2,832,709	535,313

Federal National Mortgage Association REMICS - 32.9%
2.500%, 10/25/48	6,429,602	870,369
3.000%, 11/25/51	3,340,403	464,329
3.500%, 11/25/51	1,164,657	206,326
3.500%, 2/25/50	1,814,030	292,741
3.500%, 4/25/50	2,639,608	472,499
3.500%, 5/25/41	1,284,636	191,319
3.500%, 6/25/51	4,123,742	747,892
4.000%, 11/25/50	11,010,713	2,135,043
4.000%, 2/25/51	1,738,370	355,142
4.000%, 5/25/51	22,656,155	4,526,727
4.000%, 7/25/49	8,468,320	1,556,651
4.000%, 7/25/50	2,198,602	437,457
4.000%, 8/25/48	1,873,932	356,019
4.500%, 1/25/51	11,255,636	2,746,584
4.500%, 2/25/48	4,737,177	984,155
4.500%, 3/25/48	4,373,182	654,490
4.500%, 6/25/50	9,684,087	2,096,302
		19,094,045
Government National Mortgage Association - 35.0%
2.500%, 11/20/50	9,882,210	604,759
3.000%, 11/20/46	15,660,715	2,046,748
3.500%, 1/20/52	22,917,716	3,132,109
3.500%, 11/20/48	5,122,128	825,780
3.500%, 4/20/51	5,098,608	807,683
3.500%, 6/20/49	6,275,639	869,403
3.500%, 9/20/51	2,625,212	462,793
4.000%, 1/20/50	6,036,994	637,421
4.000%, 11/20/47	7,018,088	867,636
4.000%, 11/20/50	8,612,106	1,617,821
4.000%, 12/20/50	1,050,314	189,080
4.500%, 1/20/50	9,194,829	1,685,916
4.500%, 10/20/50	9,494,058	1,924,935
4.500%, 2/20/49	4,705,332	897,464
4.500%, 4/20/50	21,290,758	3,282,733
4.500%, 9/20/51	2,472,454	303,237
5.000%, 2/20/50	752,639	141,613
		20,297,131
TOTAL MORTGAGE BACKED SECURITIES
(Cost $56,739,088)		61,375,154

	Shares
SHORT-TERM INVESTMENTS - 0.0% (3)
Money Market Funds - 0.0% (3)
First American Government Obligations Fund - Class X, 4.725% (2)	838	838
TOTAL SHORT-TERM INVESTMENTS
(Cost $838)		838

TOTAL INVESTMENTS IN SECURITIES - 105.8%
(Cost $56,739,926)		61,375,992
Liabilities in Excess of Other Assets - (5.8)%		(3,380,720)
TOTAL NET ASSETS - 100.0%		$57,995,272

(1)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(2)	The rate shown is the annualized seven-day effective yield as of April 30, 2023.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at April 30, 2023 (Unaudited)

The FolioBeyond Rising Rates ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$61,375,154	$-	$61,375,154
Short-Term Investments	838	-	-	838
Total Investments in Securities	$838	$61,375,154	$-	$61,375,992